Explanatory Note

The sole purpose of this filing is to file revised risk/return summary information in interactive data format for each series of the Registrant referenced in the supplement filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 28, 2019 (accession number 0001193125-19-017353).